Tax (Tables)	12 Months Ended
Mar. 31, 2020
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The tax charge/(credit) for the year can be analysed as follows:

	2020	2019	2018
	£m	£m	£m
Current tax:
UK corporation tax at 19% (2019: 19%; 2018: 19%)	179	132	200
UK corporation tax adjustment in respect of prior years	(4)	(12)	(18)
	175	120	182
Overseas corporation tax	(2)	8	15
Overseas corporation tax adjustment in respect of prior years	(41)	(40)	(4)
	(43)	(32)	11
Total current tax from continuing operations	132	88	193
Deferred tax:
UK deferred tax	269	27	65
UK deferred tax adjustment in respect of prior years	6	2	(2)
	275	29	63
Overseas deferred tax	64	208	(1,155)
Overseas deferred tax adjustment in respect of prior years	9	14	10
	73	222	(1,145)
Total deferred tax from continuing operations	348	251	(1,082)

Total tax charge/(credit) from continuing operations	480	339	(889)

Disclosure of tax charged/(credited) to the consolidated statement of comprehensive income and equity
Tax charged/(credited) to the consolidated statement of comprehensive income and equity

	2020	2019	2018
	£m	£m	£m
Current tax:
Available-for-sale investments	—	—	(11)
Cash flow hedges, cost of hedging and own credit reserve	—	3	—
Share-based payments	—	—	(3)
Deferred tax:
Available-for-sale investments	—	—	(18)
Investments at fair value through other comprehensive income	(1)	—	—
Cash flow hedges, cost of hedging and own credit reserve	(40)	(12)	(4)
Remeasurements of pension assets and post-retirement benefit obligations¹	(206)	12	530
Share-based payments	(3)	—	1
	(250)	3	495
Total tax recognised in the statements of comprehensive income from continuing operations	(247)	3	497
Total tax relating to share-based payments recognised directly in equity from continuing operations	(3)	—	(2)
	(250)	3	495

1.
Remeasurements of gains on pension assets and post-retirement benefit obligations for the year ended 31 March 2018 includes a deferred tax charge of £281 million arising on the reduction in the US corporation tax rate.

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The tax charge/(credit) for the year for the continuing business, is higher (2019: lower tax charge; 2018: lower tax charge) than the standard rate of corporation tax in the UK of 19% (2019: 19%; 2018: 19%):

	2020	2019	2018
	£m	£m	£m
Profit before tax from continuing operations
Before exceptional items and remeasurements	2,346	2,489	2,500
Exceptional items and remeasurements	(592)	(648)	160
Profit before tax from continuing operations	1,754	1,841	2,660
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2019: 19%; 2018: 19%)	334	350	506
Effect of:
Adjustments in respect of prior years¹	(30)	(36)	(14)
Expenses not deductible for tax purposes	29	28	21
Non-taxable income²	(18)	(36)	(26)
Adjustment in respect of foreign tax rates	18	56	157
Deferred tax impact of change in UK tax rate	192	(3)	(7)
Deferred tax impact of change in US tax rate due to Tax Reform	—	—	(1,510)
Adjustment in respect of post-tax profits of joint ventures and associates included within profit before tax	(17)	(8)	(9)
Other³	(28)	(12)	(7)
Total tax charge/(credit) from continuing operations	480	339	(889)

	%	%	%
Effective tax rate – continuing operations	27.4	18.4	(33.4)

1.	Prior year adjustment is primarily due to agreement of prior period tax returns.

2.	Includes gains on chargeable disposals which are offset by previously unrecognised capital losses.

3.	Other primarily comprises a recognition of deferred tax on previously unrecognised capital losses and claims for land remediation relief.

Disclosure of temporary difference, unused tax losses and unused tax credits
The following are the major deferred tax assets and liabilities recognised, and the movements thereon, during the current and prior reporting periods:

	Accelerated tax depreciation £m	Share- based payments £m	Pensions and other post- retirement benefits £m	Financial instruments £m	Other net temporary differences[1] £m	Total £m
Deferred tax liabilities/(assets)
At 31 March 2018 (as previously reported)	4,874	(9)	(203)	21	(1,047)	3,636
Impact of transition to IFRS 9 and IFRS 15	19	—	—	(5)	(93)	(79)
At 1 April 2018 (as restated)	4,893	(9)	(203)	16	(1,140)	3,557
Exchange adjustments and other²	275	—	(31)	(3)	(76)	165
(Credited)/charged to income statement	309	—	52	6	(124)	243
Charged/(credited) to other comprehensive income and equity	—	—	12	(12)	—	—
At 1 April 2019	5,477	(9)	(170)	7	(1,340)	3,965
Exchange adjustments and other²	210	(30)	(28)	(3)	(27)	122
(Credited)/charged to income statement	613	(7)	44	(13)	(287)	350
Charged/(credited) to other comprehensive income and equity	—	(2)	(206)	(46)	1	(253)
At 31 March 2020	6,300	(48)	(360)	(55)	(1,653)	4,184

1.
The deferred tax asset of £1,653 million as at 31 March 2020 (2019: £1,340 million) in respect of other net temporary differences primarily relates to net operating losses of £547 million (2019: £423 million) and US environmental provisions of £529 million (2019: £409 million).

2.
Exchange adjustments and other comprises foreign exchange arising on translation of the US dollar deferred tax balances. It also includes reclassification of £29 million from other temporary differences to share-based payments.

Deferred tax assets in respect of some capital losses as well as trading losses and non-trade deficits have not been recognised as their future recovery is uncertain or not currently anticipated. The deferred tax asset not recognised relating to capital losses has increased due to remeasurement of opening deferred tax asset as a result of change in substantively enacted UK corporation tax rate from 17% to 19%. Hence the total deferred tax assets not recognised are as follows:

	2020	2019
	£m	£m
Capital losses	1,626	1,470
Non-trade deficits	1	4
Trading losses	6	5